Note 7 - Other Operating Income/(Expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) portions [text block]
	2018	2017	2016
Government grants/NPV of long term fiscal incentives	820.1	993.7	1,166.5
(Additions)/reversals to provisions	(42.0)	(12.9)	(132.9)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation in associates	(29.8)	91.1	70.9
Other operating income/(expenses), net	199.0	145.4	118.6
	947.3	1,217.3	1,223.1